Post-Employment Benefit Obligations (Details) - Schedule of amounts recognized in consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized in Consolidated Statements of Financial Position [Abstract]
Present value of funded obligations	$ 25,652	$ 33,646
Fair value of plan assets	18,683	22,780
Deficit of funded plans	$ 6,969	$ 10,866